Operating expense	3 Months Ended
Mar. 31, 2022
Analysis of income and expense [abstract]
Operating expense	Operating expense
The following table provides the unaudited condensed consolidated interim statement of operation classification of our total operating expense:

(in KUSD)	Three months ended March 31,
	2022	2021
Cost of product sales	529	—

R&D
External costs (1)	29,168	24,306
Employee expense (2)	19,784	14,866
R&D expenses	48,952	39,172

S&M
External costs (3)	8,911	5,290
Employee expense (2)	9,459	8,621
S&M expenses	18,370	13,911

G&A
External costs (1)	7,639	4,733
Employee expense (2)	11,372	12,849
G&A expenses	19,011	17,582
Total operating expense	86,862	70,665
(1) Includes depreciation expense
(2) Includes share-based compensation expense
(3) Includes depreciation expense for Property, plant and equipment for the three months ended March 31, 2022. All other depreciation expense was not material for the three months ended March 31, 2022. Depreciation expense was not material for the three months ended March 31, 2021.

The increase in R&D expense in the three months ended March 31, 2022 was primarily associated with higher headcount and an increase in share-based compensation expense. In addition, R&D expense increased due to clinical activities as we continued to expand the potential market opportunities for ZYNLONTA in earlier lines of therapies and new histologies, advance Cami to support BLA submission and build its pipeline. Also contributing to the increase were higher chemistry, manufacturing and controls (“CMC”) expenses for Cami and a preclinical program as various manufacturing activities to support clinical activities occurred in during the three months ended March 31, 2022.
The increase in S&M expenses in the three months ended March 31, 2022 was primarily due to increased professional expenses relating to the commercial launch of ZYNLONTA.
The increase in G&A expenses in the three months ended March 31, 2022 was primarily due to higher professional fees associated with the license agreement entered into with MTPC. Share-based compensation expense decreased, partially offset by higher employee headcount